Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combinations
Business Combinations

4Business Combinations

Acquisitions in 2025

The Group did not effect any business combinations in the course of 2025.

Acquisitions in 2024

FEops NV

On July 18, 2024, the Group executed a share purchase agreement and acquired 100% of the shares of FEops NV (“FEops”) for a total purchase consideration of K€2,985. The acquisition was realized by Materialise NV.

FEops NV is a Belgian company that develops AI-driven simulation technology to improve procedure efficiency and clinical outcomes for structural heart interventions. We expect the acquisition will allow Materialise to expand our cardiovascular solutions with predictive simulation capabilities, advancing the personalized treatment of patients with heart diseases. FEops will be part of the Materialise Medical segment.

The fair value of the identifiable assets and liabilities at the date of acquisition was assessed at:

	Carrying
	value at		Fair value
	acquisition	Fair value	at acquisition
in 000€	date	adjustments	date
Assets
Brands and trademarks	—	122	122
Technology	—	2,938	2,938
R&D	2,753	(2,753)	—
Plant, machinery and equipment	36	—	36
Furniture & Vehicles	2	—	2
Right-of-use assets	36	—	36
Deferred tax assets	—	77	77
Other non-current financial assets	33	—	33
Trade receivables	321	—	321
Other current assets	616	—	616
Cash & cash equivalents	185	—	185
Total Assets	3,982	384	4,366
Liabilities
Long-term borrowings & Leases	(191)	—	(191)
Deferred tax liability	—	(77)	(77)
Trade payables	(311)	—	(311)
Payroll-related payables	(525)	—	(525)
Deferred revenue	(232)	—	(232)
Other current liabilities	(22)	—	(22)
Total Liabilities	(1,281)	(77)	(1,358)
Total identified assets and liabilities	2,701	307	3,008
Goodwill (negative goodwill)		(23)	(23)
Acquisition price			2,985

The fair value of the identified assets and liabilities included in our consolidated financial statements at the acquisition date was K€3,008. The Group acquired 100% of voting equity interests in Feops NV for a total consideration of K€2,985. This is the fair value of the identified assets and liabilities decreased by a negative goodwill of K€23.

The accounting for the business combination resulted in fair values at date of acquisition of K€122 for brands and trademarks (useful life of 5 years) and K€2,938 for technology (useful life of 7 years). The valuation technique used to measure the fair value of brands and trademarks, as well as software, was the relief-from-royalty method. The relief-from-royalty method considers the discounted estimated royalty payments that the Group would be prepared to pay to license the respective asset under a contract if it did not own the asset. Key assumptions used in the application of this valuation technique include the forecasted year-on-year growth rate of revenue, the technology royalty rate and the discount rate. A deferred tax liability was recognized of K€(77) on the adjusted fair values. The discount rate used for the valuation was set at 15.03%. The carrying value of the acquired trade and other receivables approximate their fair value due to the short term character of these instruments.

The FEops revenue included in the consolidated financial statement between acquisition date of July 18, 2024 and December 31, 2024 was K€568. As integration within the Materialise Medical segment started immediately it is impracticable to disclose information on profit.

There are no contingent considerations payable.

Acquisitions in 2023

The Group did not effect any business combinations in the course of 2023.